Annual Operating Expenses {- Fidelity Blue Chip Value ETF} - 09.30 Fidelity Active Equity ETFs (A) - Combo PRO-05 - Fidelity Blue Chip Value ETF - Fidelity Blue Chip Value ETF	Nov. 29, 2021
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.59%